Investments, Debt and Derivatives - Schedule of Debt and Derivative Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
At fair value
Warrants	$ 31
Total at fair value	31
At discounted redemption amount
Put option liability	2	9
Total at discounted redemption amount	2	9
At amortized cost
Bonds	37	585
Interest accrued on Bonds	2	6
Lease liabilities	353	294
Other financial liabilities	21
Loan Note Payable - VEON Amsterdam B.V.	56
Total at amortized cost	469	885
Total debt and derivatives	502	894
Non-current	275	225
Current	$ 227	$ 669